Depreciation and Amortization (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Schedule of Depreciation and Amortization

Year ended December 31 (millions of dollars)	2017	2016
Depreciation of property, plant and equipment	634	603
Asset removal costs	90	90
Amortization of intangible assets	62	56
Amortization of regulatory assets	24	20
	810	769